GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12. GOODWILL

Goodwill was represented the excess of the purchase price over the fair value of the net assets acquired from FAW Jilin on December 27, 2019 (the “Acquisition Date”). Pursuant to the related Agreement and Plan of Merger, the purchase price was US$214,415 thousand (RMB1,500,000 thousand).

The Company accounted for the acquisition using the purchase method of accounting for business combinations under ASC 805, Business Combinations. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed on their estimated fair value as of the Acquisition Date.

	US$’000	RMB’000
Assets acquired:
Cash and cash equivalents	235,165	1,645,169
Accounts and notes receivable	111,511	780,105
Other receivable	262	1,829
Inventory	30,766	215,232
Property, plant and equipment, net	273,142	1,910,844
Equity investment	4,773	33,391
Intangible assets	129,315	904,663
Land use right	87,970	615,419
Prepayments and other assets, current and non-current	53,820	376,512
Total assets acquired	926,724	6,483,164
Liabilities and equity assumed
Short-term borrowing	(28,589)	(200,000)
Accounts and notes payable	(160,346)	(1,121,745)
Contract liabilities	(11,904)	(83,276)
Accounts and other liabilities	(20,830)	(145,725)
Long-term payables	(249,417)	(1,744,870)
Accrued post-employment and termination benefits	(73,634)	(515,130)
Other payable, current and non-current	(81,749)	(571,898)
Noncontrolling interest	(88,575)	(619,653)
Total liabilities and equity assumed	(715,044)	(5,002,297)
Net assets acquired	211,680	1,480,867
Goodwill	2,735	19,133
Total purchase price	214,415	1,500,000

Changes in the carrying amount of goodwill consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Beginning balance	2,774	3,010
Addition during the period	-	-
Impairment during the period	-	-
Translation adjustment	(79)	(236)
Goodwill	2,695	2,774

Goodwill of US$2,735 thousand (RMB19,133 thousand) represented the excess of the purchase price over the fair value of the net assets acquired as of the Acquisition Date and was primarily attributable to the expected synergies from integrating FAW Jilin’s technology into the automotive segment as well as the acquired workforce. As of December 31, 2023 and December 31, 2022, the goodwill was US$2,695 thousand and US$2,774 thousand, respectively. The change was attributable to foreign currency translation adjustments during the year ended December 31,2023. There were no accumulated impairment losses as of December 31, 2023 and December 31, 2022.